SCHEDULE OF FEDERAL INCOME TAX (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current operations	$ 4,623,356	$ 2,192,373	$ 2,911,163	$ 1,569,830
Less: valuation allowance	(4,623,356)	(2,192,373)	(2,911,163)	(1,569,830)
Net provision for federal income taxes